Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains	$ 206,258	$ 1,039,793	$ 459,934
Gross realized losses	191,716	616,405
Gross realized gains and losses, Total	$ 14,542	$ 423,388	$ 459,934